Long-Term Debt, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Annual Principal Payments [Abstract]
2017	$ 10,743
2018	21,721
2019	50,721
2020	78,683
2021	48,262
Total	$ 210,130	$ 178,447